Schedule III Real Estate Assets and Accumulated Depreciation and Amortization - Narrative (FY) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Real Estate [Line Items]
Aggregate cost of real estate for federal income tax purposes (unaudited)	$ 328,029,000
Tenant Improvement
Real Estate [Line Items]
Estimated useful lives (in years)	15 years
Building Improvements
Real Estate [Line Items]
Estimated useful lives (in years)	15 years
Minimum | Building
Real Estate [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Building
Real Estate [Line Items]
Estimated useful lives (in years)	48 years
Maximum | Tenant Improvement
Real Estate [Line Items]
Estimated useful lives (in years)	15 years